Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D Corriero

Partner

jcorriero@stradley.com

215.564.8528

May 16, 2024

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Virtus ETF Trust II (the “Trust”)
File Nos. 333-206600 and 811-23078

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information relating to the Virtus AlphaSimplex Managed Futures ETF series of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 86, Amendment No. 88, to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on February 5, 2024 (Accession No. 0001999371-24-001522).

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011 or Rebecca A. Rodrigues at (215) 564-8064.

Very truly yours,

/s/ Joel D. Corriero
Joel D. Corriero

cc:	William Smalley

Daphne Chisolm

Michael Mabry

Rebecca A. Rodrigues

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